Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended					1 Months Ended				3 Months Ended		1 Months Ended
	Mar. 12, 2013	Apr. 26, 2012 Ratio	Mar. 31, 2013	Dec. 31, 2012	Mar. 06, 2013	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Mar. 12, 2013 OPKO Health, Inc.	Jul. 18, 2013 Subsequent Events Ratio	Apr. 18, 2013 Subsequent Events	Mar. 12, 2013 Subsequent Events	Mar. 31, 2013 Subsequent Events	Mar. 06, 2013 Subsequent Events	Mar. 12, 2013 Subsequent Events OPKO Health, Inc.
Subsequent Event [Line Items]
Number of shares of common stock Company granted an option to purchase											33,333
Exercise price per share				$ 3.00							$ 7.185
Options vested period													1 year
Options expiration period													10 years
Reverse stock split		33,479.91								0.03333
Common stock, issued									1,666,666						1,666,666
Development and commercialization charges									$ 50,000,000						$ 50,000,000
Common stock, shares issued			10,720,903	5,289,007	3,765,230	3,347,996								3,765,230
Issuance price of initial shares			$ 0.0001	$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.01						$ 4.35
Gross proceeds from issuance of common stock	16,400,000		16,400,000									16,400,000
Proceeds from issuance of common stock, net of commissions and other costs of offering	$ 15,647,000		$ 15,647,000									$ 15,647,000